RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details) $ in Millions	Dec. 15, 2020 USD ($)
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in derivative liabilities	$ 33.9